Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 — PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2023	2022
At cost:
Building improvement	$92,438	$72,519
Furniture and fixtures	250,493	246,682
Medical instruments	844,809	791,514
Motor vehicle	142,936	142,936
Office equipment	150,688	146,432
	1,481,364	1,400,083
Less: accumulated depreciation	(1,319,207)	(1,277,410)
Total	$162,157	$122,673

Depreciation expenses for the years ended December 31, 2023 and 2022 were $31,173 and $100,533, respectively. Loss on disposal of assets for the year ended December 31, 2023 and 2022 was $Nil and $114,013, respectively, due to moving of clinic to new location in First Fertility PGS Center Limited in 2022.

No impairment loss was recorded for the years ended December 31, 2023, and 2022.